Fair Value Measurements, Derivative Instruments and Hedging Activities - Fuel Derivatives Outstanding (Details) (USD $)	12 Months Ended
	Nov. 30, 2014		Nov. 30, 2013	Nov. 30, 2012
Derivative [Line Items]
Unrealized (losses) gains on derivatives	$ (268,000,000)		$ 36,000,000	$ 6,000,000
Realized losses on derivatives	$ (3,000,000)		$ 0	$ (13,000,000)
Fuel Derivatives 2015 Maturity [Member]
Derivative [Line Items]
Barrels	10,404,000	[1]
Percent of Estimated Fuel Consumption	51.00%	[1]
Fuel Derivatives 2015 Maturity November 2011 Transaction Date
Derivative [Line Items]
Barrels	2,160,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	80	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	114	[1]
Fuel Derivatives 2015 Maturity February 2012 Transaction Date
Derivative [Line Items]
Barrels	2,160,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	80	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	125	[1]
Fuel Derivatives 2015 Maturity June 2012 Transaction Date
Derivative [Line Items]
Barrels	1,236,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	74	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	110	[1]
Fuel Derivatives 2015 Maturity April 2013 Transaction Date
Derivative [Line Items]
Barrels	1,044,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	80	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	111	[1]
Fuel Derivatives 2015 Maturity May 2013 Transaction Date
Derivative [Line Items]
Barrels	1,884,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	80	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	110	[1]
Fuel Derivatives 2015 Maturity October 2014 Transaction Date
Derivative [Line Items]
Barrels	1,920,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	79	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	110	[1]
Fuel Derivatives 2016 Maturity
Derivative [Line Items]
Barrels	8,724,000	[1]
Percent of Estimated Fuel Consumption	42.00%	[1]
Fuel Derivatives 2016 Maturity June 2012 Transaction Date
Derivative [Line Items]
Barrels	3,564,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	75	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	108	[1]
Fuel Derivatives 2016 Maturity February 2013 Transaction Date
Derivative [Line Items]
Barrels	2,160,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	80	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	120	[1]
Fuel Derivatives 2016 Maturity April 2013 Transaction Date
Derivative [Line Items]
Barrels	3,000,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	75	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	115	[1]
Fuel Derivatives 2017 Maturity
Derivative [Line Items]
Barrels	8,124,000	[1]
Percent of Estimated Fuel Consumption	39.00%	[1]
Fuel Derivatives 2017 Maturity February 2013 Transaction Date
Derivative [Line Items]
Barrels	3,276,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	80	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	115	[1]
Fuel Derivatives 2017 Maturity April 2013 Transaction Date
Derivative [Line Items]
Barrels	2,028,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	75	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	110	[1]
Fuel Derivatives 2017 Maturity January 2014 Transaction Date
Derivative [Line Items]
Barrels	1,800,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	75	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	114	[1]
Fuel Derivatives 2017 Maturity October 2014 Transaction Date
Derivative [Line Items]
Barrels	1,020,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	80	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	113	[1]
Fuel Derivatives 2018 Maturity [Domain]
Derivative [Line Items]
Barrels	5,700,000	[1]
Percent of Estimated Fuel Consumption	28.00%	[1]
Fuel Derivatives 2018 Maturity January 2014 Transaction Date
Derivative [Line Items]
Barrels	2,700,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	75	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	110	[1]
Fuel Derivatives 2018 Maturity October 2014 Transaction Date
Derivative [Line Items]
Barrels	3,000,000	[1]
Weighted-Average Floor Price (in dollars per BBL)	80	[1]
Weighted-Average Ceiling Price (in dollars per BBL)	114	[1]

[1]	Fuel derivatives mature evenly over each month within the above fiscal periods.